UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	11/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS ESG Core Equity Fund

Class A: DESAX

Annual Shareholder Report—November 30, 2024

This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.83%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 33.99% (unadjusted for sales charges) for the period ended November 30, 2024. The Russell 1000® Index, returned 34.40% for the same period.

The Fund delivered a robust absolute return during the annual period and finished closely in line with the Russell 1000® Index. Stock selection in financials made the largest contribution to performance. A number of individual holdings delivered returns well in excess of the broader sector, led by the private equity and investment management firm KKR & Co., Inc. (1.7%). The stock performed very well on the strength of rising inflows, robust earnings, and the rally in the equity market. Goldman Sachs Group Inc.* and American Express (1.7%) were also top contributors in financials. The Fund outperformed in the industrials sector, as well. Here, GE Aerospace (1.8%) and GE Vernova, Inc. (0.3%) both gained after General Electric split into three separate companies in order to realize value. Vertiv Holdings LLC,* a provider of infrastructure for data centers, was an additional contributor amid investors’ search for potential beneficiaries of the growth of artificial intelligence (“AI”). Along this same line, the Fund outperformed in real estate thanks to positions in two stocks seen as being “AI plays”: Digital Realty Trust, Inc. (0.7%) and Iron Mountain, Inc. (1.4%). Although portfolio holdings in the information technology sector produced strong absolute returns, the Fund underperformed the benchmark due to a slight underweight in NVIDIA Corp. (5.8%) and overweights in Apple, Inc. (9.1%) and Microsoft Corp. (8.8%). Consumer staples was another area of underperformance for the Fund, primarily as a result of positions in the beauty products companies Coty, Inc. (0.4%) and Estee Lauder Companies, Inc. (0.3%). Both stocks lagged due to the impact of slowing consumer spending in China. Outside of these two sectors, key detractors included a zero weighting in Meta Platforms, Inc.* and overweights in PepsiCo, Inc. (1.5%) and Centene Corp. (0.9%).

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2024.

* Not held at November 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	Russell 1000® Index
'14	$9,425	$10,000
'14	$9,414	$9,977
'15	$9,218	$9,703
'15	$9,860	$10,263
'15	$9,852	$10,136
'15	$10,054	$10,207
'15	$10,316	$10,341
'15	$10,327	$10,147
'15	$10,130	$10,343
'15	$9,590	$9,720
'15	$9,208	$9,454
'15	$9,825	$10,219
'15	$10,054	$10,253
'15	$9,583	$10,068
'16	$8,946	$9,526
'16	$9,051	$9,523
'16	$9,803	$10,186
'16	$9,992	$10,242
'16	$10,063	$10,421
'16	$9,702	$10,445
'16	$10,093	$10,843
'16	$10,258	$10,857
'16	$10,211	$10,866
'16	$10,075	$10,654
'16	$10,537	$11,074
'16	$10,673	$11,282
'17	$10,909	$11,509
'17	$11,027	$11,954
'17	$10,971	$11,962
'17	$10,909	$12,088
'17	$10,853	$12,242
'17	$11,027	$12,328
'17	$11,208	$12,572
'17	$11,065	$12,611
'17	$11,469	$12,880
'17	$11,574	$13,175
'17	$11,954	$13,577
'17	$12,035	$13,729
'18	$12,343	$14,482
'18	$11,604	$13,950
'18	$11,585	$13,634
'18	$11,707	$13,680
'18	$11,681	$14,029
'18	$11,547	$14,120
'18	$11,823	$14,607
'18	$11,925	$15,111
'18	$11,784	$15,168
'18	$10,950	$14,095
'18	$11,258	$14,382
'18	$9,960	$13,072
'19	$10,826	$14,167
'19	$11,166	$14,647
'19	$11,112	$14,902
'19	$11,483	$15,504
'19	$10,671	$14,516
'19	$11,321	$15,535
'19	$11,445	$15,776
'19	$11,174	$15,487
'19	$11,522	$15,756
'19	$11,855	$16,089
'19	$12,350	$16,698
'19	$12,718	$17,180
'20	$12,677	$17,198
'20	$11,597	$15,793
'20	$10,185	$13,706
'20	$11,389	$15,517
'20	$11,879	$16,336
'20	$12,103	$16,697
'20	$12,677	$17,675
'20	$13,715	$18,972
'20	$13,208	$18,279
'20	$12,776	$17,838
'20	$14,313	$19,938
'20	$15,106	$20,781
'21	$15,158	$20,610
'21	$15,442	$21,207
'21	$16,192	$22,010
'21	$16,925	$23,195
'21	$17,149	$23,305
'21	$17,641	$23,889
'21	$18,124	$24,385
'21	$18,719	$25,091
'21	$17,753	$23,938
'21	$19,098	$25,599
'21	$18,641	$25,256
'21	$19,451	$26,279
'22	$18,450	$24,797
'22	$17,954	$24,117
'22	$18,605	$24,931
'22	$17,069	$22,708
'22	$17,069	$22,674
'22	$15,775	$20,775
'22	$17,263	$22,710
'22	$16,699	$21,838
'22	$15,230	$19,817
'22	$16,602	$21,407
'22	$17,535	$22,565
'22	$16,382	$21,252
'23	$17,605	$22,677
'23	$17,100	$22,138
'23	$17,736	$22,838
'23	$18,019	$23,121
'23	$18,120	$23,229
'23	$19,161	$24,798
'23	$19,818	$25,650
'23	$19,404	$25,202
'23	$18,545	$24,017
'23	$18,050	$23,437
'23	$19,707	$25,626
'23	$20,696	$26,891
'24	$20,975	$27,266
'24	$21,929	$28,738
'24	$22,903	$29,659
'24	$22,126	$28,397
'24	$23,349	$29,734
'24	$23,939	$30,719
'24	$24,520	$31,166
'24	$24,841	$31,904
'24	$25,432	$32,586
'24	$24,996	$32,359
'24	$26,406	$34,442

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	33.99%	16.42%	10.85%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	26.29%	15.04%	10.20%
Russell 1000® Index	34.40%	15.58%	13.16%

Prior to September 23, 2019, the Fund operated with a different investment strategy. Performance would have been different if the Fund's current investment strategy had been in effect.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DECEF-TSRA-A

R-103933-1 (01/25)

DWS ESG Core Equity Fund

Class C: DESCX

Annual Shareholder Report—November 30, 2024

This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.58%

Gross expense ratio as of the latest prospectus: 1.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 33.00% (unadjusted for sales charges) for the period ended November 30, 2024. The Russell 1000® Index, returned 34.40% for the same period.

The Fund delivered a robust absolute return during the annual period and finished closely in line with the Russell 1000® Index. Stock selection in financials made the largest contribution to performance. A number of individual holdings delivered returns well in excess of the broader sector, led by the private equity and investment management firm KKR & Co., Inc. (1.7%). The stock performed very well on the strength of rising inflows, robust earnings, and the rally in the equity market. Goldman Sachs Group Inc.* and American Express (1.7%) were also top contributors in financials. The Fund outperformed in the industrials sector, as well. Here, GE Aerospace (1.8%) and GE Vernova, Inc. (0.3%) both gained after General Electric split into three separate companies in order to realize value. Vertiv Holdings LLC,* a provider of infrastructure for data centers, was an additional contributor amid investors’ search for potential beneficiaries of the growth of artificial intelligence (“AI”). Along this same line, the Fund outperformed in real estate thanks to positions in two stocks seen as being “AI plays”: Digital Realty Trust, Inc. (0.7%) and Iron Mountain, Inc. (1.4%). Although portfolio holdings in the information technology sector produced strong absolute returns, the Fund underperformed the benchmark due to a slight underweight in NVIDIA Corp. (5.8%) and overweights in Apple, Inc. (9.1%) and Microsoft Corp. (8.8%). Consumer staples was another area of underperformance for the Fund, primarily as a result of positions in the beauty products companies Coty, Inc. (0.4%) and Estee Lauder Companies, Inc. (0.3%). Both stocks lagged due to the impact of slowing consumer spending in China. Outside of these two sectors, key detractors included a zero weighting in Meta Platforms, Inc.* and overweights in PepsiCo, Inc. (1.5%) and Centene Corp. (0.9%).

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2024.

* Not held at November 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	Russell 1000® Index
'14	$10,000	$10,000
'14	$9,987	$9,977
'15	$9,771	$9,703
'15	$10,443	$10,263
'15	$10,434	$10,136
'15	$10,639	$10,207
'15	$10,909	$10,341
'15	$10,915	$10,147
'15	$10,698	$10,343
'15	$10,118	$9,720
'15	$9,713	$9,454
'15	$10,358	$10,219
'15	$10,587	$10,253
'15	$10,092	$10,068
'16	$9,413	$9,526
'16	$9,520	$9,523
'16	$10,302	$10,186
'16	$10,493	$10,242
'16	$10,563	$10,421
'16	$10,175	$10,445
'16	$10,582	$10,843
'16	$10,747	$10,857
'16	$10,690	$10,866
'16	$10,537	$10,654
'16	$11,014	$11,074
'16	$11,157	$11,282
'17	$11,389	$11,509
'17	$11,508	$11,954
'17	$11,442	$11,962
'17	$11,369	$12,088
'17	$11,309	$12,242
'17	$11,482	$12,328
'17	$11,661	$12,572
'17	$11,502	$12,611
'17	$11,913	$12,880
'17	$12,019	$13,175
'17	$12,404	$13,577
'17	$12,479	$13,729
'18	$12,786	$14,482
'18	$12,022	$13,950
'18	$11,995	$13,634
'18	$12,111	$13,680
'18	$12,077	$14,029
'18	$11,926	$14,120
'18	$12,206	$14,607
'18	$12,308	$15,111
'18	$12,158	$15,168
'18	$11,286	$14,095
'18	$11,592	$14,382
'18	$10,254	$13,072
'19	$11,139	$14,167
'19	$11,483	$14,647
'19	$11,417	$14,902
'19	$11,794	$15,504
'19	$10,950	$14,516
'19	$11,614	$15,535
'19	$11,728	$15,776
'19	$11,442	$15,487
'19	$11,794	$15,756
'19	$12,122	$16,089
'19	$12,629	$16,698
'19	$12,999	$17,180
'20	$12,937	$17,198
'20	$11,834	$15,793
'20	$10,388	$13,706
'20	$11,606	$15,517
'20	$12,105	$16,336
'20	$12,324	$16,697
'20	$12,902	$17,675
'20	$13,945	$18,972
'20	$13,428	$18,279
'20	$12,972	$17,838
'20	$14,523	$19,938
'20	$15,326	$20,781
'21	$15,362	$20,610
'21	$15,642	$21,207
'21	$16,392	$22,010
'21	$17,114	$23,195
'21	$17,340	$23,305
'21	$17,819	$23,889
'21	$18,298	$24,385
'21	$18,885	$25,091
'21	$17,891	$23,938
'21	$19,237	$25,599
'21	$18,767	$25,256
'21	$19,567	$26,279
'22	$18,549	$24,797
'22	$18,040	$24,117
'22	$18,682	$24,931
'22	$17,134	$22,708
'22	$17,114	$22,674
'22	$15,811	$20,775
'22	$17,287	$22,710
'22	$16,717	$21,838
'22	$15,230	$19,817
'22	$16,595	$21,407
'22	$17,521	$22,565
'22	$16,358	$21,252
'23	$17,555	$22,677
'23	$17,051	$22,138
'23	$17,682	$22,838
'23	$17,944	$23,121
'23	$18,028	$23,229
'23	$19,058	$24,798
'23	$19,699	$25,650
'23	$19,268	$25,202
'23	$18,406	$24,017
'23	$17,913	$23,437
'23	$19,541	$25,626
'23	$20,506	$26,891
'24	$20,774	$27,266
'24	$21,695	$28,738
'24	$22,648	$29,659
'24	$21,866	$28,397
'24	$23,066	$29,734
'24	$23,633	$30,719
'24	$24,190	$31,166
'24	$24,490	$31,904
'24	$25,057	$32,586
'24	$24,618	$32,359
'24	$25,989	$34,442

Yearly periods ended November 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	33.00%	15.53%	10.02%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	32.00%	15.53%	10.02%
Russell 1000® Index	34.40%	15.58%	13.16%

Prior to September 23, 2019, the Fund operated with a different investment strategy. Performance would have been different if the Fund's current investment strategy had been in effect.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DECEF-TSRA-C

R-103933-1 (01/25)

DWS ESG Core Equity Fund

Class R: DESRX

Annual Shareholder Report—November 30, 2024

This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$126	1.08%

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R shares of the Fund returned 33.69% for the period ended November 30, 2024. The Russell 1000® Index, returned 34.40% for the same period.

The Fund delivered a robust absolute return during the annual period and finished closely in line with the Russell 1000® Index. Stock selection in financials made the largest contribution to performance. A number of individual holdings delivered returns well in excess of the broader sector, led by the private equity and investment management firm KKR & Co., Inc. (1.7%). The stock performed very well on the strength of rising inflows, robust earnings, and the rally in the equity market. Goldman Sachs Group Inc.* and American Express (1.7%) were also top contributors in financials. The Fund outperformed in the industrials sector, as well. Here, GE Aerospace (1.8%) and GE Vernova, Inc. (0.3%) both gained after General Electric split into three separate companies in order to realize value. Vertiv Holdings LLC,* a provider of infrastructure for data centers, was an additional contributor amid investors’ search for potential beneficiaries of the growth of artificial intelligence (“AI”). Along this same line, the Fund outperformed in real estate thanks to positions in two stocks seen as being “AI plays”: Digital Realty Trust, Inc. (0.7%) and Iron Mountain, Inc. (1.4%). Although portfolio holdings in the information technology sector produced strong absolute returns, the Fund underperformed the benchmark due to a slight underweight in NVIDIA Corp. (5.8%) and overweights in Apple, Inc. (9.1%) and Microsoft Corp. (8.8%). Consumer staples was another area of underperformance for the Fund, primarily as a result of positions in the beauty products companies Coty, Inc. (0.4%) and Estee Lauder Companies, Inc. (0.3%). Both stocks lagged due to the impact of slowing consumer spending in China. Outside of these two sectors, key detractors included a zero weighting in Meta Platforms, Inc.* and overweights in PepsiCo, Inc. (1.5%) and Centene Corp. (0.9%).

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2024.

* Not held at November 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class R	Russell 1000® Index
'14	$10,000	$10,000
'14	$9,987	$9,977
'15	$9,779	$9,703
'15	$10,454	$10,263
'15	$10,451	$10,136
'15	$10,660	$10,207
'15	$10,937	$10,341
'15	$10,949	$10,147
'15	$10,735	$10,343
'15	$10,157	$9,720
'15	$9,752	$9,454
'15	$10,405	$10,219
'15	$10,642	$10,253
'15	$10,142	$10,068
'16	$9,467	$9,526
'16	$9,573	$9,523
'16	$10,368	$10,186
'16	$10,569	$10,242
'16	$10,644	$10,421
'16	$10,255	$10,445
'16	$10,669	$10,843
'16	$10,838	$10,857
'16	$10,788	$10,866
'16	$10,638	$10,654
'16	$11,120	$11,074
'16	$11,269	$11,282
'17	$11,512	$11,509
'17	$11,637	$11,954
'17	$11,571	$11,962
'17	$11,506	$12,088
'17	$11,447	$12,242
'17	$11,630	$12,328
'17	$11,814	$12,572
'17	$11,657	$12,611
'17	$12,083	$12,880
'17	$12,188	$13,175
'17	$12,589	$13,577
'17	$12,675	$13,729
'18	$12,993	$14,482
'18	$12,216	$13,950
'18	$12,189	$13,634
'18	$12,310	$13,680
'18	$12,283	$14,029
'18	$12,141	$14,120
'18	$12,432	$14,607
'18	$12,540	$15,111
'18	$12,385	$15,168
'18	$11,506	$14,095
'18	$11,824	$14,382
'18	$10,455	$13,072
'19	$11,373	$14,167
'19	$11,731	$14,647
'19	$11,666	$14,902
'19	$12,056	$15,504
'19	$11,195	$14,516
'19	$11,877	$15,535
'19	$12,007	$15,776
'19	$11,715	$15,487
'19	$12,080	$15,756
'19	$12,421	$16,089
'19	$12,941	$16,698
'19	$13,328	$17,180
'20	$13,276	$17,198
'20	$12,144	$15,793
'20	$10,664	$13,706
'20	$11,918	$15,517
'20	$12,431	$16,336
'20	$12,658	$16,697
'20	$13,259	$17,675
'20	$14,338	$18,972
'20	$13,816	$18,279
'20	$13,354	$17,838
'20	$14,956	$19,938
'20	$15,781	$20,781
'21	$15,826	$20,610
'21	$16,123	$21,207
'21	$16,898	$22,010
'21	$17,655	$23,195
'21	$17,890	$23,305
'21	$18,394	$23,889
'21	$18,899	$24,385
'21	$19,503	$25,091
'21	$18,493	$23,938
'21	$19,890	$25,599
'21	$19,404	$25,256
'21	$20,243	$26,279
'22	$19,199	$24,797
'22	$18,683	$24,117
'22	$19,341	$24,931
'22	$17,751	$22,708
'22	$17,740	$22,674
'22	$16,393	$20,775
'22	$17,933	$22,710
'22	$17,345	$21,838
'22	$15,815	$19,817
'22	$17,234	$21,407
'22	$18,206	$22,565
'22	$17,005	$21,252
'23	$18,264	$22,677
'23	$17,740	$22,138
'23	$18,401	$22,838
'23	$18,684	$23,121
'23	$18,778	$23,229
'23	$19,869	$24,798
'23	$20,530	$25,650
'23	$20,100	$25,202
'23	$19,208	$24,017
'23	$18,694	$23,437
'23	$20,404	$25,626
'23	$21,430	$26,891
'24	$21,709	$27,266
'24	$22,685	$28,738
'24	$23,694	$29,659
'24	$22,889	$28,397
'24	$24,155	$29,734
'24	$24,756	$30,719
'24	$25,347	$31,166
'24	$25,668	$31,904
'24	$26,280	$32,586
'24	$25,829	$32,359
'24	$27,278	$34,442

Yearly periods ended November 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R No Sales Charge	33.69%	16.08%	10.56%
Russell 1000® Index	34.40%	15.58%	13.16%

Prior to September 23, 2019, the Fund operated with a different investment strategy. Performance would have been different if the Fund's current investment strategy had been in effect.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DECEF-TSRA-R

R-103933-1 (01/25)

DWS ESG Core Equity Fund

Class R6: DESUX

Annual Shareholder Report—November 30, 2024

This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.58%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 34.39% for the period ended November 30, 2024. The Russell 1000® Index, returned 34.40% for the same period.

The Fund delivered a robust absolute return during the annual period and finished closely in line with the Russell 1000® Index. Stock selection in financials made the largest contribution to performance. A number of individual holdings delivered returns well in excess of the broader sector, led by the private equity and investment management firm KKR & Co., Inc. (1.7%). The stock performed very well on the strength of rising inflows, robust earnings, and the rally in the equity market. Goldman Sachs Group Inc.* and American Express (1.7%) were also top contributors in financials. The Fund outperformed in the industrials sector, as well. Here, GE Aerospace (1.8%) and GE Vernova, Inc. (0.3%) both gained after General Electric split into three separate companies in order to realize value. Vertiv Holdings LLC,* a provider of infrastructure for data centers, was an additional contributor amid investors’ search for potential beneficiaries of the growth of artificial intelligence (“AI”). Along this same line, the Fund outperformed in real estate thanks to positions in two stocks seen as being “AI plays”: Digital Realty Trust, Inc. (0.7%) and Iron Mountain, Inc. (1.4%). Although portfolio holdings in the information technology sector produced strong absolute returns, the Fund underperformed the benchmark due to a slight underweight in NVIDIA Corp. (5.8%) and overweights in Apple, Inc. (9.1%) and Microsoft Corp. (8.8%). Consumer staples was another area of underperformance for the Fund, primarily as a result of positions in the beauty products companies Coty, Inc. (0.4%) and Estee Lauder Companies, Inc. (0.3%). Both stocks lagged due to the impact of slowing consumer spending in China. Outside of these two sectors, key detractors included a zero weighting in Meta Platforms, Inc.* and overweights in PepsiCo, Inc. (1.5%) and Centene Corp. (0.9%).

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2024.

* Not held at November 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class R6	Russell 1000® Index
'14	$10,000	$10,000
'14	$9,996	$9,977
'15	$9,787	$9,703
'15	$10,471	$10,263
'15	$10,468	$10,136
'15	$10,683	$10,207
'15	$10,962	$10,341
'15	$10,979	$10,147
'15	$10,770	$10,343
'15	$10,195	$9,720
'15	$9,794	$9,454
'15	$10,456	$10,219
'15	$10,694	$10,253
'15	$10,202	$10,068
'16	$9,522	$9,526
'16	$9,635	$9,523
'16	$10,442	$10,186
'16	$10,645	$10,242
'16	$10,727	$10,421
'16	$10,341	$10,445
'16	$10,765	$10,843
'16	$10,941	$10,857
'16	$10,897	$10,866
'16	$10,752	$10,654
'16	$11,245	$11,074
'16	$11,404	$11,282
'17	$11,650	$11,509
'17	$11,784	$11,954
'17	$11,724	$11,962
'17	$11,664	$12,088
'17	$11,610	$12,242
'17	$11,804	$12,328
'17	$11,997	$12,572
'17	$11,844	$12,611
'17	$12,283	$12,880
'17	$12,396	$13,175
'17	$12,809	$13,577
'17	$12,898	$13,729
'18	$13,229	$14,482
'18	$12,443	$13,950
'18	$12,429	$13,634
'18	$12,560	$13,680
'18	$12,539	$14,029
'18	$12,394	$14,120
'18	$12,698	$14,607
'18	$12,815	$15,111
'18	$12,664	$15,168
'18	$11,766	$14,095
'18	$12,105	$14,382
'18	$10,713	$13,072
'19	$11,648	$14,167
'19	$12,015	$14,647
'19	$11,957	$14,902
'19	$12,366	$15,504
'19	$11,489	$14,516
'19	$12,190	$15,535
'19	$12,324	$15,776
'19	$12,040	$15,487
'19	$12,416	$15,756
'19	$12,775	$16,089
'19	$13,318	$16,698
'19	$13,718	$17,180
'20	$13,673	$17,198
'20	$12,522	$15,793
'20	$10,993	$13,706
'20	$12,297	$15,517
'20	$12,837	$16,336
'20	$13,080	$16,697
'20	$13,709	$17,675
'20	$14,825	$18,972
'20	$14,294	$18,279
'20	$13,826	$17,838
'20	$15,491	$19,938
'20	$16,357	$20,781
'21	$16,413	$20,610
'21	$16,723	$21,207
'21	$17,548	$22,010
'21	$18,344	$23,195
'21	$18,598	$23,305
'21	$19,132	$23,889
'21	$19,666	$24,385
'21	$20,313	$25,091
'21	$19,272	$23,938
'21	$20,735	$25,599
'21	$20,238	$25,256
'21	$21,125	$26,279
'22	$20,052	$24,797
'22	$19,522	$24,117
'22	$20,222	$24,931
'22	$18,566	$22,708
'22	$18,566	$22,674
'22	$17,176	$20,775
'22	$18,789	$22,710
'22	$18,184	$21,838
'22	$16,581	$19,817
'22	$18,078	$21,407
'22	$19,108	$22,565
'22	$17,859	$21,252
'23	$19,188	$22,677
'23	$18,645	$22,138
'23	$19,343	$22,838
'23	$19,653	$23,121
'23	$19,763	$23,229
'23	$20,915	$24,798
'23	$21,623	$25,650
'23	$21,181	$25,202
'23	$20,239	$24,017
'23	$19,708	$23,437
'23	$21,524	$25,626
'23	$22,607	$26,891
'24	$22,915	$27,266
'24	$23,962	$28,738
'24	$25,032	$29,659
'24	$24,189	$28,397
'24	$25,544	$29,734
'24	$26,182	$30,719
'24	$26,830	$31,166
'24	$27,183	$31,904
'24	$27,832	$32,586
'24	$27,365	$32,359
'24	$28,925	$34,442

Yearly periods ended November 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	34.39%	16.78%	11.21%
Russell 1000® Index	34.40%	15.58%	13.16%

Prior to September 23, 2019, the Fund operated with a different investment strategy. Performance would have been different if the Fund's current investment strategy had been in effect.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DECEF-TSRA-R6

R-103933-1 (01/25)

DWS ESG Core Equity Fund

Class S: DESSX

Annual Shareholder Report—November 30, 2024

This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$68	0.58%

Gross expense ratio as of the latest prospectus: 0.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 34.37% for the period ended November 30, 2024. The Russell 1000® Index, returned 34.40% for the same period.

The Fund delivered a robust absolute return during the annual period and finished closely in line with the Russell 1000® Index. Stock selection in financials made the largest contribution to performance. A number of individual holdings delivered returns well in excess of the broader sector, led by the private equity and investment management firm KKR & Co., Inc. (1.7%). The stock performed very well on the strength of rising inflows, robust earnings, and the rally in the equity market. Goldman Sachs Group Inc.* and American Express (1.7%) were also top contributors in financials. The Fund outperformed in the industrials sector, as well. Here, GE Aerospace (1.8%) and GE Vernova, Inc. (0.3%) both gained after General Electric split into three separate companies in order to realize value. Vertiv Holdings LLC,* a provider of infrastructure for data centers, was an additional contributor amid investors’ search for potential beneficiaries of the growth of artificial intelligence (“AI”). Along this same line, the Fund outperformed in real estate thanks to positions in two stocks seen as being “AI plays”: Digital Realty Trust, Inc. (0.7%) and Iron Mountain, Inc. (1.4%). Although portfolio holdings in the information technology sector produced strong absolute returns, the Fund underperformed the benchmark due to a slight underweight in NVIDIA Corp. (5.8%) and overweights in Apple, Inc. (9.1%) and Microsoft Corp. (8.8%). Consumer staples was another area of underperformance for the Fund, primarily as a result of positions in the beauty products companies Coty, Inc. (0.4%) and Estee Lauder Companies, Inc. (0.3%). Both stocks lagged due to the impact of slowing consumer spending in China. Outside of these two sectors, key detractors included a zero weighting in Meta Platforms, Inc.* and overweights in PepsiCo, Inc. (1.5%) and Centene Corp. (0.9%).

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2024.

* Not held at November 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	Russell 1000® Index
'14	$10,000	$10,000
'14	$9,990	$9,977
'15	$9,782	$9,703
'15	$10,465	$10,263
'15	$10,462	$10,136
'15	$10,682	$10,207
'15	$10,961	$10,341
'15	$10,973	$10,147
'15	$10,769	$10,343
'15	$10,195	$9,720
'15	$9,789	$9,454
'15	$10,450	$10,219
'15	$10,694	$10,253
'15	$10,197	$10,068
'16	$9,517	$9,526
'16	$9,630	$9,523
'16	$10,437	$10,186
'16	$10,638	$10,242
'16	$10,720	$10,421
'16	$10,329	$10,445
'16	$10,752	$10,843
'16	$10,929	$10,857
'16	$10,885	$10,866
'16	$10,739	$10,654
'16	$11,232	$11,074
'16	$11,383	$11,282
'17	$11,635	$11,509
'17	$11,768	$11,954
'17	$11,702	$11,962
'17	$11,642	$12,088
'17	$11,589	$12,242
'17	$11,775	$12,328
'17	$11,968	$12,572
'17	$11,815	$12,611
'17	$12,253	$12,880
'17	$12,366	$13,175
'17	$12,778	$13,577
'17	$12,863	$13,729
'18	$13,193	$14,482
'18	$12,410	$13,950
'18	$12,389	$13,634
'18	$12,520	$13,680
'18	$12,499	$14,029
'18	$12,355	$14,120
'18	$12,657	$14,607
'18	$12,774	$15,111
'18	$12,623	$15,168
'18	$11,729	$14,095
'18	$12,059	$14,382
'18	$10,675	$13,072
'19	$11,606	$14,167
'19	$11,980	$14,647
'19	$11,921	$14,902
'19	$12,320	$15,504
'19	$11,448	$14,516
'19	$12,154	$15,535
'19	$12,287	$15,776
'19	$11,996	$15,487
'19	$12,370	$15,756
'19	$12,727	$16,089
'19	$13,267	$16,698
'19	$13,664	$17,180
'20	$13,619	$17,198
'20	$12,465	$15,793
'20	$10,944	$13,706
'20	$12,241	$15,517
'20	$12,778	$16,336
'20	$13,020	$16,697
'20	$13,646	$17,675
'20	$14,756	$18,972
'20	$14,228	$18,279
'20	$13,754	$17,838
'20	$15,409	$19,938
'20	$16,271	$20,781
'21	$16,327	$20,610
'21	$16,643	$21,207
'21	$17,454	$22,010
'21	$18,245	$23,195
'21	$18,497	$23,305
'21	$19,028	$23,889
'21	$19,549	$24,385
'21	$20,192	$25,091
'21	$19,158	$23,938
'21	$20,611	$25,599
'21	$20,117	$25,256
'21	$20,996	$26,279
'22	$19,932	$24,797
'22	$19,395	$24,117
'22	$20,100	$24,931
'22	$18,446	$22,708
'22	$18,446	$22,674
'22	$17,056	$20,775
'22	$18,668	$22,710
'22	$18,067	$21,838
'22	$16,476	$19,817
'22	$17,962	$21,407
'22	$18,984	$22,565
'22	$17,737	$21,252
'23	$19,054	$22,677
'23	$18,517	$22,138
'23	$19,219	$22,838
'23	$19,526	$23,121
'23	$19,636	$23,229
'23	$20,767	$24,798
'23	$21,480	$25,650
'23	$21,041	$25,202
'23	$20,108	$24,017
'23	$19,581	$23,437
'23	$21,381	$25,626
'23	$22,456	$26,891
'24	$22,761	$27,266
'24	$23,799	$28,738
'24	$24,871	$29,659
'24	$24,024	$28,397
'24	$25,367	$29,734
'24	$26,010	$30,719
'24	$26,654	$31,166
'24	$27,003	$31,904
'24	$27,647	$32,586
'24	$27,184	$32,359
'24	$28,730	$34,442

Yearly periods ended November 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	34.37%	16.71%	11.13%
Russell 1000® Index	34.40%	15.58%	13.16%

Prior to September 23, 2019, the Fund operated with a different investment strategy. Performance would have been different if the Fund's current investment strategy had been in effect.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DECEF-TSRA-S

R-103933-1 (01/25)

DWS ESG Core Equity Fund

Institutional Class: DESGX

Annual Shareholder Report—November 30, 2024

This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.58%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 34.40% for the period ended November 30, 2024. The Russell 1000® Index, returned 34.40% for the same period.

The Fund delivered a robust absolute return during the annual period and finished closely in line with the Russell 1000® Index. Stock selection in financials made the largest contribution to performance. A number of individual holdings delivered returns well in excess of the broader sector, led by the private equity and investment management firm KKR & Co., Inc. (1.7%). The stock performed very well on the strength of rising inflows, robust earnings, and the rally in the equity market. Goldman Sachs Group Inc.* and American Express (1.7%) were also top contributors in financials. The Fund outperformed in the industrials sector, as well. Here, GE Aerospace (1.8%) and GE Vernova, Inc. (0.3%) both gained after General Electric split into three separate companies in order to realize value. Vertiv Holdings LLC,* a provider of infrastructure for data centers, was an additional contributor amid investors’ search for potential beneficiaries of the growth of artificial intelligence (“AI”). Along this same line, the Fund outperformed in real estate thanks to positions in two stocks seen as being “AI plays”: Digital Realty Trust, Inc. (0.7%) and Iron Mountain, Inc. (1.4%). Although portfolio holdings in the information technology sector produced strong absolute returns, the Fund underperformed the benchmark due to a slight underweight in NVIDIA Corp. (5.8%) and overweights in Apple, Inc. (9.1%) and Microsoft Corp. (8.8%). Consumer staples was another area of underperformance for the Fund, primarily as a result of positions in the beauty products companies Coty, Inc. (0.4%) and Estee Lauder Companies, Inc. (0.3%). Both stocks lagged due to the impact of slowing consumer spending in China. Outside of these two sectors, key detractors included a zero weighting in Meta Platforms, Inc.* and overweights in PepsiCo, Inc. (1.5%) and Centene Corp. (0.9%).

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2024.

* Not held at November 30, 2024.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	Russell 1000® Index
'14	$1,000,000	$1,000,000
'14	$999,027	$997,670
'15	$978,769	$970,267
'15	$1,047,068	$1,026,330
'15	$1,046,769	$1,013,550
'15	$1,068,238	$1,020,745
'15	$1,096,670	$1,034,099
'15	$1,097,831	$1,014,700
'15	$1,076,942	$1,034,258
'15	$1,019,497	$972,044
'15	$979,460	$945,402
'15	$1,045,608	$1,021,893
'15	$1,069,979	$1,025,269
'15	$1,020,253	$1,006,824
'16	$952,319	$952,633
'16	$964,161	$952,306
'16	$1,044,227	$1,018,644
'16	$1,064,417	$1,024,184
'16	$1,072,620	$1,042,119
'16	$1,034,132	$1,044,479
'16	$1,075,775	$1,084,268
'16	$1,094,072	$1,085,709
'16	$1,089,025	$1,086,568
'16	$1,074,513	$1,065,380
'16	$1,123,727	$1,107,381
'16	$1,139,233	$1,128,185
'17	$1,164,476	$1,150,871
'17	$1,177,761	$1,195,419
'17	$1,171,119	$1,196,174
'17	$1,165,140	$1,208,820
'17	$1,159,826	$1,224,247
'17	$1,178,426	$1,232,795
'17	$1,197,690	$1,257,209
'17	$1,183,076	$1,261,142
'17	$1,226,254	$1,287,998
'17	$1,238,210	$1,317,539
'17	$1,278,731	$1,357,719
'17	$1,287,689	$1,372,855
'18	$1,320,707	$1,448,215
'18	$1,242,290	$1,395,046
'18	$1,240,226	$1,363,382
'18	$1,253,296	$1,368,016
'18	$1,251,232	$1,402,936
'18	$1,236,787	$1,412,008
'18	$1,267,053	$1,460,738
'18	$1,278,747	$1,511,071
'18	$1,263,614	$1,516,809
'18	$1,174,191	$1,409,475
'18	$1,207,209	$1,438,159
'18	$1,068,046	$1,307,176
'19	$1,161,968	$1,416,722
'19	$1,199,370	$1,464,690
'19	$1,193,552	$1,490,190
'19	$1,233,448	$1,550,370
'19	$1,146,176	$1,451,574
'19	$1,216,825	$1,553,480
'19	$1,230,123	$1,577,605
'19	$1,201,032	$1,548,710
'19	$1,238,435	$1,575,555
'19	$1,274,175	$1,608,947
'19	$1,328,201	$1,669,751
'19	$1,368,813	$1,717,971
'20	$1,363,441	$1,719,825
'20	$1,247,956	$1,579,286
'20	$1,095,766	$1,370,584
'20	$1,225,575	$1,551,697
'20	$1,279,289	$1,633,567
'20	$1,303,461	$1,669,691
'20	$1,366,127	$1,767,462
'20	$1,478,031	$1,897,188
'20	$1,424,317	$1,827,850
'20	$1,377,765	$1,783,772
'20	$1,544,279	$1,993,824
'20	$1,630,147	$2,078,114
'21	$1,635,739	$2,060,999
'21	$1,667,428	$2,120,728
'21	$1,748,516	$2,200,983
'21	$1,827,740	$2,319,463
'21	$1,852,905	$2,330,474
'21	$1,906,032	$2,388,869
'21	$1,959,158	$2,438,495
'21	$2,023,470	$2,509,071
'21	$1,920,013	$2,393,819
'21	$2,065,412	$2,559,919
'21	$2,016,945	$2,525,579
'21	$2,104,485	$2,627,879
'22	$1,996,887	$2,479,718
'22	$1,944,143	$2,411,671
'22	$2,014,820	$2,493,054
'22	$1,849,204	$2,270,822
'22	$1,849,204	$2,267,370
'22	$1,709,960	$2,077,478
'22	$1,871,356	$2,270,973
'22	$1,811,228	$2,183,776
'22	$1,651,941	$1,981,717
'22	$1,800,679	$2,140,651
'22	$1,903,003	$2,256,455
'22	$1,777,856	$2,125,246
'23	$1,910,893	$2,267,733
'23	$1,855,919	$2,213,771
'23	$1,926,285	$2,283,800
'23	$1,957,071	$2,312,099
'23	$1,968,065	$2,322,868
'23	$2,082,411	$2,479,750
'23	$2,152,778	$2,565,024
'23	$2,108,799	$2,520,154
'23	$2,015,343	$2,401,716
'23	$1,962,568	$2,343,668
'23	$2,142,882	$2,562,556
'23	$2,251,652	$2,689,059
'24	$2,282,171	$2,726,561
'24	$2,386,163	$2,873,799
'24	$2,493,546	$2,965,925
'24	$2,408,770	$2,839,718
'24	$2,543,282	$2,973,439
'24	$2,607,711	$3,071,851
'24	$2,672,141	$3,116,555
'24	$2,707,182	$3,190,428
'24	$2,771,612	$3,258,645
'24	$2,725,268	$3,235,876
'24	$2,880,125	$3,444,198

Yearly periods ended November 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	34.40%	16.74%	11.16%
Russell 1000® Index	34.40%	15.58%	13.16%

Prior to September 23, 2019, the Fund operated with a different investment strategy. Performance would have been different if the Fund's current investment strategy had been in effect.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	245,831,013
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	999,136

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	15%
Health Care	11%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Consumer Staples	4%
Energy	3%
Materials	2%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	41.5% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.1%
NVIDIA Corp.	5.8%
Bank of America Corp.	2.3%
Cigna Group	2.3%
Tesla, Inc.	1.8%
Salesforce, Inc.	1.8%
GE Aerospace	1.8%
KKR & Co., Inc.	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As communicated in an October 22, 2024 prospectus supplement, the sustainability criteria applicable to the Fund was updated to include additional environmental, social and governance (“ESG”) assessments. These enhancements to the Fund’s ESG criteria were implemented in January 2025.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DECEF-TSRA-I

R-103933-1 (01/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS ESG Core Equity Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended November 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$34,214	$0	$5,969	$0
2023	$31,761	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended November 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$628,206	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended November 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$5,969	$628,206	$0	$634,175
2023	$5,969	$539,907	$0	$545,876

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

November 30, 2024
Annual Financial Statements and Other Information
DWS ESG Core Equity Fund

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
20	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
33	Tax Information
34	Shareholders Meeting Results
35	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS ESG Core Equity Fund

Investment Portfolioas of November 30, 2024

	Shares	Value ($)
Common Stocks 98.7%
Communication Services 8.4%
Entertainment 1.8%
Take-Two Interactive Software, Inc.*	6,321	1,190,750
Walt Disney Co.	25,905	3,043,060
Warner Bros Discovery, Inc.*	5,967	62,534
		4,296,344
Interactive Media & Services 6.6%
Alphabet, Inc. “A”	89,090	15,051,756
Match Group, Inc.*	38,934	1,274,699
		16,326,455
Consumer Discretionary 9.9%
Automobile Components 0.4%
Lear Corp.	11,160	1,091,895
Automobiles 1.8%
Tesla, Inc.*	12,861	4,439,103
Hotels, Restaurants & Leisure 2.0%
Hilton Worldwide Holdings, Inc.	8,898	2,255,109
Hyatt Hotels Corp. “A”	17,598	2,779,428
		5,034,537
Household Durables 1.4%
PulteGroup, Inc.	25,157	3,402,987
Leisure Products 0.4%
Brunswick Corp.	12,134	976,908
Specialty Retail 2.8%
Best Buy Co., Inc.	20,972	1,887,480
Five Below, Inc.*	5,427	503,083
Lowe’s Companies, Inc.	9,219	2,511,532
TJX Companies, Inc.	15,590	1,959,507
		6,861,602
Textiles, Apparel & Luxury Goods 1.1%
PVH Corp.	8,301	899,579
Tapestry, Inc.	26,949	1,678,384
		2,577,963
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	3

	Shares	Value ($)
Consumer Staples 4.2%
Beverages 2.3%
Keurig Dr Pepper, Inc.	28,268	922,950
Molson Coors Beverage Co. “B”	17,317	1,074,693
PepsiCo, Inc.	22,565	3,688,250
		5,685,893
Consumer Staples Distribution & Retail 1.2%
Performance Food Group Co.*	15,401	1,358,984
Target Corp.	12,380	1,637,998
		2,996,982
Personal Care Products 0.7%
Coty, Inc. “A” *	122,406	904,580
Estee Lauder Companies, Inc. “A”	11,859	855,271
		1,759,851
Energy 3.4%
Energy Equipment & Services 1.0%
Schlumberger NV	16,231	713,190
TechnipFMC PLC	53,957	1,692,631
		2,405,821
Oil, Gas & Consumable Fuels 2.4%
Cheniere Energy, Inc.	5,972	1,337,788
Chevron Corp.	8,621	1,395,998
Exxon Mobil Corp.	20,985	2,475,391
Valero Energy Corp.	4,433	616,542
		5,825,719
Financials 15.0%
Banks 4.8%
Bank of America Corp.	119,245	5,665,330
Citigroup, Inc.	46,099	3,267,036
JPMorgan Chase & Co.	11,536	2,880,770
		11,813,136
Capital Markets 5.9%
Ameriprise Financial, Inc.	3,634	2,085,807
KKR & Co., Inc.	26,410	4,301,397
MSCI, Inc.	3,402	2,073,961
The Goldman Sachs Group, Inc.	6,466	3,935,014
Tradeweb Markets, Inc. “A”	16,064	2,176,672
		14,572,851
The accompanying notes are an integral part of the financial statements.

4	|	DWS ESG Core Equity Fund

	Shares	Value ($)
Consumer Finance 1.8%
American Express Co.	14,004	4,266,739
Financial Services 1.2%
Mastercard, Inc. “A”	2,114	1,126,635
PayPal Holdings, Inc.*	20,752	1,800,651
		2,927,286
Insurance 1.3%
Cincinnati Financial Corp.	8,922	1,426,003
Hartford Financial Services Group, Inc.	14,781	1,822,645
		3,248,648
Health Care 10.9%
Biotechnology 4.5%
AbbVie, Inc.	10,868	1,988,083
Amgen, Inc.	14,979	4,237,110
Biogen, Inc.*	5,875	943,701
Regeneron Pharmaceuticals, Inc.*	1,941	1,456,177
Vertex Pharmaceuticals, Inc.*	4,943	2,313,967
		10,939,038
Health Care Equipment & Supplies 0.4%
Hologic, Inc.*	13,808	1,097,736
Health Care Providers & Services 4.8%
Centene Corp.*	34,864	2,091,840
Cigna Group	16,674	5,632,477
CVS Health Corp.	9,392	562,111
HCA Healthcare, Inc.	6,156	2,014,367
Humana, Inc.	5,008	1,484,271
		11,785,066
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co.	21,660	1,282,705
Merck & Co., Inc.	16,112	1,637,624
		2,920,329
Industrials 8.8%
Aerospace & Defense 2.8%
GE Aerospace	23,700	4,317,192
Howmet Aerospace, Inc.	21,633	2,560,914
		6,878,106
Air Freight & Logistics 0.6%
United Parcel Service, Inc. “B”	11,703	1,588,331
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	5

	Shares	Value ($)
Building Products 1.0%
Owens Corning	11,590	2,383,136
Commercial Services & Supplies 1.6%
Republic Services, Inc.	17,833	3,892,944
Electrical Equipment 0.4%
ChargePoint Holdings, Inc.* (a)	53,189	64,891
GE Vernova, Inc.*	2,177	727,379
Sunrun, Inc.*	21,032	242,499
		1,034,769
Machinery 0.4%
Deere & Co.	2,119	987,242
Professional Services 1.1%
Verisk Analytics, Inc.	8,942	2,630,826
Trading Companies & Distributors 0.9%
WESCO International, Inc.	10,555	2,233,121
Information Technology 31.8%
Communications Equipment 1.1%
Cisco Systems, Inc.	44,304	2,623,240
Semiconductors & Semiconductor Equipment 8.9%
Advanced Micro Devices, Inc.*	14,738	2,021,685
Broadcom, Inc.	7,298	1,182,860
Lam Research Corp.	21,770	1,608,368
Micron Technology, Inc.	22,009	2,155,781
NVIDIA Corp.	102,280	14,140,210
Skyworks Solutions, Inc.	10,503	919,958
		22,028,862
Software 12.7%
Adobe, Inc.*	2,932	1,512,707
Microsoft Corp.	51,162	21,665,060
Oracle Corp.	9,685	1,790,175
RingCentral, Inc. “A” *	20,650	777,059
Salesforce, Inc.	13,345	4,403,717
Zoom Communications, Inc.*	12,752	1,054,463
		31,203,181
Technology Hardware, Storage & Peripherals 9.1%
Apple, Inc.	93,884	22,281,490
Materials 2.3%
Chemicals 1.0%
DuPont de Nemours, Inc.	29,339	2,452,447
The accompanying notes are an integral part of the financial statements.

6	|	DWS ESG Core Equity Fund

	Shares	Value ($)
Containers & Packaging 0.8%
Ball Corp.	30,419	1,890,845
Metals & Mining 0.5%
Newmont Corp.	17,014	713,567
Nucor Corp.	4,031	623,556
		1,337,123
Real Estate 2.3%
Health Care REITs 0.1%
Medical Properties Trust, Inc. (a)	66,982	294,051
Specialized REITs 2.2%
Digital Realty Trust, Inc.	9,411	1,841,639
Iron Mountain, Inc.	28,635	3,541,290
		5,382,929
Utilities 1.7%
Multi-Utilities 0.4%
WEC Energy Group, Inc.	11,220	1,133,781
Water Utilities 1.3%
American Water Works Co., Inc.	22,862	3,130,722
Total Common Stocks (Cost $135,253,074)		242,640,035
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.53% (b) (c) (Cost $367,425)	367,425	367,425
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 4.67% (b) (Cost $3,236,335)	3,236,335	3,236,335

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $138,856,834)	100.2	246,243,795
Other Assets and Liabilities, Net	(0.2)	(412,782)
Net Assets	100.0	245,831,013
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	7

A summary of the Fund’s transactions with affiliated investments during the year ended November 30, 2024 are as follows:
Value ($) at 11/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.53% (b) (c)
106,376	261,049 (d)	—	—	—	9,057	—	367,425	367,425
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 4.67% (b)
2,711,010	31,865,945	31,340,620	—	—	132,200	—	3,236,335	3,236,335
2,817,386	32,126,994	31,340,620	—	—	141,257	—	3,603,760	3,603,760

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $358,473, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended November 30, 2024.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

8	|	DWS ESG Core Equity Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$242,640,035	$—	$—	$242,640,035
Short-Term Investments (a)	3,603,760	—	—	3,603,760
Total	$246,243,795	$—	$—	$246,243,795

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	9

Statement of Assets and Liabilities
as of November 30, 2024

Assets
Investments in non-affiliated securities, at value (cost $135,253,074) — including $358,473 of securities loaned	$242,640,035
Investment in DWS Government & Agency Securities Portfolio (cost $367,425)*	367,425
Investment in DWS Central Cash Management Government Fund (cost $3,236,335)	3,236,335
Receivable for Fund shares sold	16,857
Dividends receivable	214,284
Affiliated securities lending income receivable	403
Other assets	33,701
Total assets	246,509,040
Liabilities
Payable upon return of securities loaned	367,425
Payable for Fund shares redeemed	18,128
Accrued management fee	61,891
Accrued Trustees' fees	2,405
Other accrued expenses and payables	228,178
Total liabilities	678,027
Net assets, at value	$245,831,013
Net Assets Consist of
Distributable earnings (loss)	124,343,971
Paid-in capital	121,487,042
Net assets, at value	$245,831,013
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

10	|	DWS ESG Core Equity Fund

Statement of Assets and Liabilities as of November 30, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($43,316,966 ÷ 1,699,717 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$25.48
Maximum offering price per share (100 ÷ 94.25 of $25.48)	$27.03
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($855,076 ÷ 35,231 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$24.27
Class R
Net Asset Value, offering and redemption price per share ($37,365,582 ÷ 1,469,905 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$25.42
Class R6
Net Asset Value, offering and redemption price per share ($2,964,041 ÷ 116,666 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$25.41
Class S
Net Asset Value, offering and redemption price per share ($139,465,752 ÷ 5,478,693 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$25.46
Institutional Class
Net Asset Value, offering and redemption price per share ($21,863,596 ÷ 858,246 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$25.47
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	11

Statement of Operations
for the year ended November 30, 2024

Investment Income
Income:
Dividends	$2,709,456
Income distributions — DWS Central Cash Management Government Fund	132,200
Affiliated securities lending income	9,057
Total income	2,850,713
Expenses:
Management fee	1,065,565
Services to shareholders	316,715
Distribution and service fees	276,298
Custodian and accounting fees	36,261
Professional fees	65,963
Reports to shareholders	19,363
Registration fees	83,430
Trustees' fees and expenses	10,881
Other	79,367
Total expenses before expense reductions	1,953,843
Expense reductions	(350,288)
Total expenses after expense reductions	1,603,555
Net investment income	1,247,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	15,967,797
Change in net unrealized appreciation (depreciation) on investments	49,134,586
Net gain (loss)	65,102,383
Net increase (decrease) in net assets resulting from operations	$66,349,541
The accompanying notes are an integral part of the financial statements.

12	|	DWS ESG Core Equity Fund

Statements of Changes in Net Assets
	Years Ended November 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$1,247,158	$1,730,355
Net realized gain (loss)	15,967,797	3,815,693
Change in net unrealized appreciation (depreciation)	49,134,586	17,020,222
Net increase (decrease) in net assets resulting from operations	66,349,541	22,566,270
Distributions to shareholders:
Class A	(893,350)	(1,126,644)
Class C	(22,324)	(58,400)
Class R	(726,513)	(1,035,033)
Class R6	(55,433)	(42,231)
Class S	(3,182,015)	(3,898,831)
Institutional Class	(583,944)	(683,361)
Total distributions	(5,463,579)	(6,844,500)
Fund share transactions:
Proceeds from shares sold	23,947,993	13,743,396
Reinvestment of distributions	5,274,889	6,642,320
Payments for shares redeemed	(44,887,038)	(26,089,301)
Net increase (decrease) in net assets from Fund share transactions	(15,664,156)	(5,703,585)
Increase (decrease) in net assets	45,221,806	10,018,185
Net assets at beginning of period	200,609,207	190,591,022
Net assets at end of period	$245,831,013	$200,609,207

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	13

Financial Highlights
DWS ESG Core Equity Fund — Class A
	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$19.50	$18.03	$21.62	$17.23	$15.97
Income (loss) from investment operations:
Net investment income[a]	.09	.14	.13	.10	.13
Net realized and unrealized gain (loss)	6.40	1.96	(1.23)	4.95	2.26
Total from investment operations	6.49	2.10	(1.10)	5.05	2.39
Less distributions from:
Net investment income	(.14 )	(.15 )	(.11 )	(.14 )	(.11 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)
Total distributions	(.51 )	(.63 )	(2.49)	(.66 )	(1.13)
Net asset value, end of period	$25.48	$19.50	$18.03	$21.62	$17.23
Total Return (%)[b]	33.99 [c]	12.38 [c]	(5.93)[c]	30.24	15.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	34	32	38	31
Ratio of expenses before expense reductions (%)	.96	.97	.97	.95	.99
Ratio of expenses after expense reductions (%)	.83	.80	.91	.95	.99
Ratio of net investment income (%)	.42	.79	.75	.53	.86
Portfolio turnover rate (%)	9	11	17	27	17

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

14	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Class C
	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$18.60	$17.21	$20.78	$16.58	$15.42
Income (loss) from investment operations:
Net investment income (loss)[a]	(.07 )	.01	(.01 )	(.05 )	.01
Net realized and unrealized gain (loss)	6.11	1.87	(1.18)	4.77	2.17
Total from investment operations	6.04	1.88	(1.19)	4.72	2.18
Less distributions from:
Net investment income	—	(.01 )	—	(.00 )*	—
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)
Total distributions	(.37 )	(.49 )	(2.38)	(.52 )	(1.02)
Net asset value, end of period	$24.27	$18.60	$17.21	$20.78	$16.58
Total Return (%)[b]	33.00 [c]	11.53 [c]	(6.64)[c]	29.23	14.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	3	4
Ratio of expenses before expense reductions (%)	1.77	1.78	1.76	1.74	1.74
Ratio of expenses after expense reductions (%)	1.58	1.55	1.70	1.74	1.74
Ratio of net investment income (loss) (%)	(.34 )	.03	(.06 )	(.27 )	.10
Portfolio turnover rate (%)	9	11	17	27	17

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	15

DWS ESG Core Equity Fund — Class R
	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$19.45	$17.97	$21.53	$17.18	$15.93
Income (loss) from investment operations:
Net investment income[a]	.04	.10	.08	.04	.08
Net realized and unrealized gain (loss)	6.39	1.95	(1.23)	4.92	2.25
Total from investment operations	6.43	2.05	(1.15)	4.96	2.33
Less distributions from:
Net investment income	(.09 )	(.09 )	(.03 )	(.09 )	(.06 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)
Total distributions	(.46 )	(.57 )	(2.41)	(.61 )	(1.08)
Net asset value, end of period	$25.42	$19.45	$17.97	$21.53	$17.18
Total Return (%)[b]	33.69	12.07	(6.17)	29.74	15.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	31	33	41	35
Ratio of expenses before expense reductions (%)	1.36	1.35	1.36	1.32	1.36
Ratio of expenses after expense reductions (%)	1.08	1.05	1.24	1.29	1.29
Ratio of net investment income (%)	.17	.54	.42	.18	.55
Portfolio turnover rate (%)	9	11	17	27	17

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

16	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Class R6
	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$19.44	$18.00	$21.59	$17.22	$15.95
Income (loss) from investment operations:
Net investment income[a]	.15	.18	.20	.17	.18
Net realized and unrealized gain (loss)	6.38	1.95	(1.23)	4.93	2.26
Total from investment operations	6.53	2.13	(1.03)	5.10	2.44
Less distributions from:
Net investment income	(.19 )	(.21 )	(.18 )	(.21 )	(.15 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)
Total distributions	(.56 )	(.69 )	(2.56)	(.73 )	(1.17)
Net asset value, end of period	$25.41	$19.44	$18.00	$21.59	$17.22
Total Return (%)	34.39 [b]	12.64 [b]	(5.58)[b]	30.65	16.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2	1	1	1
Ratio of expenses before expense reductions (%)	.62	.62	.62	.59	.64
Ratio of expenses after expense reductions (%)	.58	.55	.59	.59	.64
Ratio of net investment income (%)	.66	1.02	1.10	.88	1.19
Portfolio turnover rate (%)	9	11	17	27	17

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	17

DWS ESG Core Equity Fund — Class S
	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$19.48	$18.02	$21.60	$17.22	$15.97
Income (loss) from investment operations:
Net investment income[a]	.15	.19	.18	.15	.16
Net realized and unrealized gain (loss)	6.39	1.94	(1.22)	4.94	2.26
Total from investment operations	6.54	2.13	(1.04)	5.09	2.42
Less distributions from:
Net investment income	(.19 )	(.19 )	(.16 )	(.19 )	(.15 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)
Total distributions	(.56 )	(.67 )	(2.54)	(.71 )	(1.17)
Net asset value, end of period	$25.46	$19.48	$18.02	$21.60	$17.22
Total Return (%)	34.37 [b]	12.63 [b]	(5.64)[b]	30.56	16.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	139	111	104	120	101
Ratio of expenses before expense reductions (%)	.71	.72	.73	.70	.74
Ratio of expenses after expense reductions (%)	.58	.55	.67	.70	.74
Ratio of net investment income (%)	.67	1.04	1.00	.78	1.09
Portfolio turnover rate (%)	9	11	17	27	17

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

18	|	DWS ESG Core Equity Fund

DWS ESG Core Equity Fund — Institutional Class
	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$19.49	$18.04	$21.64	$17.25	$15.98
Income (loss) from investment operations:
Net investment income[a]	.15	.19	.18	.16	.17
Net realized and unrealized gain (loss)	6.39	1.94	(1.22)	4.94	2.27
Total from investment operations	6.54	2.13	(1.04)	5.10	2.44
Less distributions from:
Net investment income	(.19 )	(.20 )	(.18 )	(.19 )	(.15 )
Net realized gains	(.37 )	(.48 )	(2.38)	(.52 )	(1.02)
Total distributions	(.56 )	(.68 )	(2.56)	(.71 )	(1.17)
Net asset value, end of period	$25.47	$19.49	$18.04	$21.64	$17.25
Total Return (%)	34.40 [b]	12.61 [b]	(5.65)[b]	30.61	16.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	21	18	22	15
Ratio of expenses before expense reductions (%)	.68	.68	.67	.65	.68
Ratio of expenses after expense reductions (%)	.58	.55	.64	.65	.68
Ratio of net investment income (%)	.67	1.05	1.02	.82	1.16
Portfolio turnover rate (%)	9	11	17	27	17

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	19

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS ESG Core Equity Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

20	|	DWS ESG Core Equity Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent

DWS ESG Core Equity Fund	|	21

of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. Effective September 9, 2024, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended November 30, 2024, the Fund invested

22	|	DWS ESG Core Equity Fund

the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of November 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of November 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended November 30, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily

DWS ESG Core Equity Fund	|	23

relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At November 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$1,134,207
Undistributed long-term capital gains	$15,935,910
Net unrealized appreciation (depreciation) on investments	$107,273,854
At November 30, 2024, the aggregate cost of investments for federal income tax purposes was $138,969,941. The net unrealized appreciation for all investments based on tax cost was $107,273,854. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $114,686,271 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,412,417.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended November 30,
	2024	2023
Distributions from ordinary income*	$1,743,656	$1,753,963
Distributions from long-term capital gains	$3,719,923	$5,090,537

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

24	|	DWS ESG Core Equity Fund

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the year ended November 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $19,360,803 and $39,598,302, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS ESG Core Equity Fund	|	25

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.465%
Next $750 million of such net assets	.460%
Next $1.5 billion of such net assets	.455%
Next $5.0 billion of such net assets	.445%
Next $5.0 billion of such net assets	.435%
Next $5.0 billion of such net assets	.425%
Over $17.5 billion of such net assets	.400%
Accordingly, for the year ended November 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.465% of the Fund’s average daily net assets.
For the period from December 1, 2023 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.80%
Class C	1.55%
Class R	1.05%
Class R6	.55%
Class S	.55%
Institutional Class	.55%
For the year ended November 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$52,526
Class C	1,826
Class R	96,797
Class R6	873
Class S	170,923
Institutional Class	27,343
$350,288

26	|	DWS ESG Core Equity Fund

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended November 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2024
Class A	$12,828	$2,154
Class C	524	84
Class R	126	22
Class R6	229	44
Class S	65,338	10,939
Institutional Class	640	116
	$79,685	$13,359
Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. For the year ended November 30, 2024, the amount charged to the Fund for accounting services under the fund accounting agreement aggregated $34,373, of which $2,869 is unpaid.
In addition, for the year ended November 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$32,837
Class C	1,096
Class R	86,769
Class S	69,092
Institutional Class	19,232
$209,026
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R

DWS ESG Core Equity Fund	|	27

shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the year ended November 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2024
Class C	$7,003	$511
Class R	86,769	7,542
	$93,772	$8,053
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended November 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2024	Annual Rate
Class A	$93,629	$17,788.24%
Class C	2,268	434.24%
Class R	86,629	15,285.25%
	$182,526	$33,507
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended November 30, 2024 aggregated $2,997.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended November 30, 2024, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended November 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,585, of which $634 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

28	|	DWS ESG Core Equity Fund

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
Affiliated Securities Lending Agent Fees. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. For the year ended November 30, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $594.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended November 30, 2024		Year Ended November 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	107,099	$2,360,169	89,240	$1,617,779
Class C	6,498	139,454	9,235	158,458
Class R	124,834	2,770,216	78,825	1,435,084
Class R6	31,669	741,796	38,339	658,657
Class S	224,900	5,042,685	179,202	3,256,470
Institutional Class	564,729	12,893,673	371,862	6,616,948
		$23,947,993		$13,743,396

DWS ESG Core Equity Fund	|	29

	Year Ended November 30, 2024		Year Ended November 30, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	43,069	$857,933	67,179	$1,084,936
Class C	1,169	22,324	3,764	58,373
Class R	36,490	726,513	64,128	1,035,033
Class R6	2,798	55,433	2,630	42,231
Class S	156,142	3,099,416	236,536	3,805,886
Institutional Class	25,844	513,270	38,229	615,861
		$5,274,889		$6,642,320
Shares redeemed
Class A	(210,182)	$(4,692,388)	(198,176)	$(3,536,129)
Class C	(41,287)	(840,700)	(59,346)	(1,029,751)
Class R	(295,596)	(6,572,979)	(355,305)	(6,386,002)
Class R6	(18,210)	(384,754)	(1,578)	(28,538)
Class S	(620,439)	(13,754,653)	(497,372)	(8,878,532)
Institutional Class	(784,163)	(18,641,564)	(351,171)	(6,230,349)
		$(44,887,038)		$(26,089,301)
Net increase (decrease)
Class A	(60,014)	$(1,474,286)	(41,757)	$(833,414)
Class C	(33,620)	(678,922)	(46,347)	(812,920)
Class R	(134,272)	(3,076,250)	(212,352)	(3,915,885)
Class R6	16,257	412,475	39,391	672,350
Class S	(239,397)	(5,612,552)	(81,634)	(1,816,176)
Institutional Class	(193,590)	(5,234,621)	58,920	1,002,460
		$(15,664,156)		$(5,703,585)

30	|	DWS ESG Core Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investment Trust and Shareholders of DWS ESG Core Equity Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS ESG Core Equity Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Investment Trust) (the “Trust” )), including the investment portfolio, as of November 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investment Trust) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial

DWS ESG Core Equity Fund	|	31

statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
January 23, 2025

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Tax Information (Unaudited)
The Fund paid distributions of $0.36 per share from net long-term capital gains during its year ended November 30, 2024.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $17,548,000 as capital gain dividends for its year ended November 30, 2024.
For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended November 30, 2024, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $3,006,000, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS ESG Core Equity Fund	|	33

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS ESG Core Equity Fund was held on November 21, 2024. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	85,810,753.534	3,468,298.770	0.000
Mary Schmid Daugherty	85,633,718.816	3,645,333.488	0.000
Keith R. Fox	85,522,038.951	3,757,013.353	0.000
Chad D. Perry	85,743,780.193	3,535,272.111	0.000
Rebecca W. Rimel	85,399,039.039	3,880,013.265	0.000
Catherine Schrand	85,527,043.855	3,752,008.449	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
2. Approval of a Sub-Advisor Approval Policy.
Number of Votes:
For	Against	Abstain	Broker Non-Votes*
4,522,973.123	851,521.777	318,681.658	896,648.840
The Sub-Advisor Approval Policy was approved at the Special Shareholder Meeting.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

34	|	DWS ESG Core Equity Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS ESG Core Equity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS ESG Core Equity Fund	|	35

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the

36	|	DWS ESG Core Equity Fund

applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints.

DWS ESG Core Equity Fund	|	37

The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DECEF-BFE2024

38	|	DWS ESG Core Equity Fund

DECEF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG Core Equity Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	1/29/2025